INVESTMENTS - Current amd Noncurrent Investments (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current investments	$ 8,635,000	$ 8,147,000
Financial assets, classified as held for trading	527,000
Noncurrent investments	527,000	0
Mutual funds
Disclosure of financial assets [line items]
Held for trading investment	4,050,000	7,620,000
Financial assets, classified as held for trading		0
LEBAC's
Disclosure of financial assets [line items]
Current financial assets available-for-sale	0	527,000
LETE's
Disclosure of financial assets [line items]
Current financial assets available-for-sale	1,015,000	0
T-Bill's
Disclosure of financial assets [line items]
Current financial assets available-for-sale	3,493,000	0
LECAP's
Disclosure of financial assets [line items]
Current financial assets available-for-sale	$ 77,000	$ 0